ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net Income (Loss)	¥ 435,880	$ 62,330	¥ (102,376)	¥ (475,968)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	123,789	17,702	131,809	86,268
Income from equity in earnings of subsidiaries	74	11	13	45
Share-based compensation	114,652	16,395	116,064	234,624
Fair value change of financial instruments	(877)	(125)	(195)	(15,095)
Foreign exchange loss (gain), net	2,537	363	(2,591)	(9)
Changes in operating assets and liabilities:
Prepayments and other current assets	(150,604)	(21,536)	17,002	(82,646)
Accrued expenses and other current liabilities	165,954	23,732	88,907	80,297
Net cash provided by operating activities	116,987	16,732	63,503	57,261
Cash flows from investing activities:
Purchases of short-term investments	(3,725,664)	(532,763)	(2,548,575)	(5,100,868)
Maturity of short-term investments	1,021,000	146,000	3,775,809	4,479,302
Purchases of long-term investments	2,723,660	389,479	0	0
Purchases of property and equipment	(309,370)	(44,239)	(259,541)	(406,748)
Payment and collection of loans to and investments in subsidiaries	(292,721)		0	(17,506)
Net cash (used in) provided by investing activities	(5,553,765)	(794,180)	955,876	(1,060,393)
Cash flows from financing activities:
Cash contribution from shareholders in connection with the 2021 Reorganization	292,721	41,859	0	17,506
Proceeds from issuance of ordinary shares in connection to IPO	4,249,946	607,734	0	1,225,470
Payment of offering costs	(43,689)	(6,247)	0	(22,828)
Proceeds from issuance of ordinary shares upon the exercise of share options	27,346	3,910	34,139	2,872
Net cash provided by financing activities	4,345,871	621,451	250,675	1,590,356
Net (decrease) increase in cash and cash equivalents	(1,090,907)	(155,997)	1,270,054	587,224
Cash, cash equivalents and restricted cash, beginning of the year	2,842,560	406,481	1,558,124	913,277
Effect of foreign exchange rate changes on cash and cash equivalents	(84,147)	(12,034)	14,382	57,623
Cash, cash equivalents and restricted cash, end of the year	1,667,506	238,450	2,842,560	1,558,124
Parent company | Reportable legal entities
Cash flows from operating activities:
Net Income (Loss)	435,880	62,330	(102,376)	(475,968)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1	1	3	3
Income from equity in earnings of subsidiaries	(309,545)	(44,264)	78,905	420,259
Share-based compensation	0	0	11,922	42,379
Fair value change of financial instruments	0	0	12,500	(12,500)
Foreign exchange loss (gain), net	(14,950)	(2,138)	9	12
Changes in operating assets and liabilities:
Prepayments and other current assets	(45,549)	(6,514)	3,905	(1,544)
Accrued expenses and other current liabilities	9,657	1,381	27,885	6,281
Net cash provided by operating activities	75,494	10,796	32,753	(21,078)
Cash flows from investing activities:
Purchases of short-term investments	(2,175,414)	(311,080)	(309,349)	(742,287)
Maturity of short-term investments	0	0	878,812	176,302
Purchases of long-term investments	(2,723,660)	(389,478)	0	0
Purchases of property and equipment	0	0	0	0
Payment and collection of loans to and investments in subsidiaries	(185,194)	(26,482)	55,792	(379,237)
Net cash (used in) provided by investing activities	(5,084,268)	(727,040)	625,255	(945,222)
Cash flows from financing activities:
Cash contribution from shareholders in connection with the 2021 Reorganization	292,721	41,859	0	17,506
Proceeds from issuance of ordinary shares in connection to IPO	4,249,946	607,734	0	1,225,470
Payment of offering costs	(43,689)	(6,247)	0	(22,828)
Proceeds from issuance of ordinary shares upon the exercise of share options	27,346	3,910	34,139	2,872
Collection and payments of amounts due to subsidiaries	(17,102)	(2,446)	(15,710)	14,024
Net cash provided by financing activities	4,509,222	644,810	18,429	1,237,044
Net (decrease) increase in cash and cash equivalents	(499,552)	(71,434)	676,437	270,744
Cash, cash equivalents and restricted cash, beginning of the year	1,056,383	151,061	363,778	35,411
Effect of foreign exchange rate changes on cash and cash equivalents	(44,740)	(6,399)	16,168	57,623
Cash, cash equivalents and restricted cash, end of the year	¥ 512,091	$ 73,228	¥ 1,056,383	¥ 363,778